UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22801

Franklin ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway

San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

One Franklin Parkway

San Mateo, CA 94403-1096

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650-312-2000

Date of fiscal year end: 03/31

Date of reporting period: 09/30/2023

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

SEMIANNUAL REPORT

FRANKLIN SHORT

DURATION U.S.

GOVERNMENT ETF

A Series of Franklin ETF Trust

September 30, 2023

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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SEMIANNUAL REPORT

Franklin Short Duration U.S. Government ETF

This semiannual report for Franklin Short Duration U.S. Government ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income as is consistent with prudent investing, while seeking preservation of capital, by normally investing at least 80% of its net assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.1 The Fund currently targets an estimated portfolio duration of three years or less.

Performance Overview

For the six months under review, the Fund posted cumulative total returns of +0.86% based on market price and +0.79% based on net asset value. In comparison, the Bloomberg U.S. Government Index: 1-3 Year Component, which includes U.S. dollar-denominated, fixed-rate, nominal U.S. Treasuries and U.S. agency debentures with at least one year up to, but not including, three years to final maturity, posted a +0.13% cumulative total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 3.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition*

9/30/23

% of Total Net Assets
MBS ARMs	45.6%
MBS Fixed Rate	24.3%
U.S. Agencies	3.1%
U.S. Treasuries	29.6%
Short-Term Investments & Other Net Assets	-2.6%

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Thank you for your participation in Franklin Short Duration U.S. Government ETF. We look forward to serving your future investment needs.

Patrick Klein, Ph.D.

Paul Varunok

Neil Dhruv

Portfolio Management Team

1. Some securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to timely payment of principal and interest. The Fund’s net asset value, trading price and yield are not guaranteed and will fluctuate with market conditions. Please see the Fund’s prospectus for the level of credit support offered by government agency or instrumentality issues.

2. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 7.

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FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/13), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+0.79%	+0.86%	+0.79%	+0.86%
1-Year	+3.12%	+3.07%	+3.12%	+3.07%
5-Year	+4.96%	+4.88%	+0.97%	+0.96%
Since Inception (11/4/13)	+9.28%	+8.93%	+0.90%	+0.87%

Distribution Rate[5]	30-Day Standardized Yield[6]
4.61%	4.87%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 4 for Performance Summary footnotes.

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FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$1.85725

Total Annual Operating Expenses7

0.25%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the 34.3230 cent per share September dividend and the NAV of $89.30 per share on 9/30/23.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1,2]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1,2]	Net Annualized Expense Ratio[2]
$1,000	$1,007.90	$1.20	$1,023.80	$1.21	0.24%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN ETF TRUST

Financial Highlights

Franklin Short Duration U.S. Government ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$90.45	$92.17	$95.24	$94.84	$94.40	$95.18

Income from investment operations[a]:

Net investment income[b]	1.04	1.65	0.41	0.79	2.11	1.95

Net realized and unrealized gains (losses)	(0.33)	(1.46)	(2.72)	0.89	0.85	(0.03)

Total from investment operations	0.71	0.19	(2.31)	1.68	2.96	1.92

Less distributions from:

Net investment income	(1.86)	(1.91)	(0.76)	(1.28)	(2.52)	(2.70)

Net asset value, end of period	$89.30	$90.45	$92.17	$95.24	$94.84	$94.40

Total return[c]	0.79%	0.24%	(2.45)%	1.77%	3.18%	2.04%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.25%	0.25%	0.30%	0.37%	0.43%	0.44%

Expenses net of waiver and payments by affiliates	0.24%	0.24%	0.25% [e]	0.24%	0.23%	0.25% [e]

Net investment income	3.92%	1.82%	0.43%	0.82%	2.23%	2.06%

Supplemental data

Net assets, end of period (000’s)	$169,761	$203,612	$359,566	$435,827	$187,395	$125,177

Portfolio turnover rate[f]	56.89%	196.59%	156.78%	210.16%	169.35%	104.49%

Portfolio turnover rate excluding mortgage dollar rolls[f,g]	44.32%	107.64%	84.03%	189.55%	105.08%	64.69%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of creation unit Fund shares in relation to income earned, adjustments to interest income for the inflation index bonds, and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

eBenefit of expense reduction rounds to less than 0.01%.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gSee Note 1(d) regarding mortgage dollar rolls.

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FRANKLIN ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

Franklin Short Duration U.S. Government ETF

		Principal Amount	Value
	U.S. Government and Agency Securities 32.7%
	Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$4,763	$4,699
	Export-Import Bank of the U.S., senior secured note, 1.90%, 7/12/24	553,754	544,279
	secured note, 2.628%, 11/12/26	905,260	866,394
a	KE Export Leasing LLC, 2013-A, secured note, FRN, 5.896%, (3-Month SOFR + 0.49%), 2/28/25	267,722	267,539
	MSN 41079 and 41084 Ltd., 1.631%, 12/14/24	571,622	555,049
	Petroleos Mexicanos, 2.378%, 4/15/25	280,000	272,456
	Reliance Industries Ltd., 2.512%, 1/15/26	468,750	447,953
	senior secured note, 2.06%, 1/15/26	625,000	593,882
	U.S. International Development Finance Corp., 4.01%, 5/15/30	1,222,500	1,165,297
	U.S. Treasury Note, 2.75%, 5/15/25	4,500,000	4,329,668
	3.00%, 6/30/24	23,000,000	22,582,144
	3.125%, 8/15/25	15,000,000	14,473,242
	4.50%, 11/15/25	9,000,000	8,906,133
	Ulani MSN 37894, senior bond, 2.184%, 12/20/24	434,783	423,447

	Total U.S. Government and Agency Securities (Cost $56,518,024)		55,432,182

	Mortgage-Backed Securities 69.9%
b	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 34.8%
	FHLMC, 3.785%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	76,004	75,690
	FHLMC, 3.942%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	6,251	6,295
	FHLMC, 3.958%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	18,054	17,813
	FHLMC, 3.966%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36	43,032	43,108
	FHLMC, 4.054%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	1,627	1,607
	FHLMC, 4.129%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	4,607	4,563
	FHLMC, 4.193%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	32,789	32,494
	FHLMC, 4.344%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	56,093	57,202
	FHLMC, 4.35%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	73,024	74,380
	FHLMC, 4.37%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	6,820	6,954
	FHLMC, 4.375%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/29	1	1
	FHLMC, 4.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	9,122	9,129
	FHLMC, 4.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	11,773	11,650
	FHLMC, 4.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	20,833	21,237
	FHLMC, 4.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	19,174	19,539
	FHLMC, 4.419%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	334,026	338,411
	FHLMC, 4.421%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	97,167	95,537
	FHLMC, 4.439%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	22,860	23,074
	FHLMC, 4.439%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/38	44,606	43,451
	FHLMC, 4.457%, (12-Month USD LIBOR +/- MBS Margin), 12/01/36	23,948	24,176
	FHLMC, 4.458%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	9,745	9,889
	FHLMC, 4.481%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/36	22,027	22,335
	FHLMC, 4.483%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	15,432	15,615
	FHLMC, 4.534%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	24,218	24,020
	FHLMC, 4.71%, (12-Month USD LIBOR +/- MBS Margin), 11/01/42	256,873	259,618
	FHLMC, 4.719%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/29	14,132	13,900
	FHLMC, 4.734%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	63,825	62,973
	FHLMC, 4.764%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	71,340	70,340
	FHLMC, 4.775%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/37	51,216	49,957
	FHLMC, 4.799%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34	2,931	2,853
	FHLMC, 4.809%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	4,228	4,188
	FHLMC, 4.828%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/27	17	17
	FHLMC, 4.846%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/36	7,395	7,501
	FHLMC, 4.854%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/35	52,575	53,670
	FHLMC, 4.863%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	366,024	370,359

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FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
b	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
	FHLMC, 4.895%, (12-Month USD LIBOR +/- MBS Margin), 5/01/42	$310,885	$314,863
	FHLMC, 4.95%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	125,265	127,042
	FHLMC, 4.977%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	649,814	660,346
	FHLMC, 5.041%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/34	14,425	14,362
	FHLMC, 5.057%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/29	67,666	66,172
	FHLMC, 5.065%, (6-Month USD LIBOR +/- MBS Margin), 1/01/26	36	36
	FHLMC, 5.068%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/37	23,422	23,537
	FHLMC, 5.112%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	322	317
	FHLMC, 5.112%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	4,467	4,437
	FHLMC, 5.157%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	3,094	3,063
	FHLMC, 5.184%, (12-Month USD LIBOR +/- MBS Margin), 7/01/43	886,528	898,972
	FHLMC, 5.192%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35	7,254	7,371
	FHLMC, 5.197%, (12-Month USD LIBOR +/- MBS Margin), 5/01/36	8,146	7,969
	FHLMC, 5.212%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37	21,606	21,098
	FHLMC, 5.216%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	5,007	5,077
	FHLMC, 5.218%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/29	2,703	2,657
	FHLMC, 5.221%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	5,698	5,750
	FHLMC, 5.248%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/29	1,588	1,557
	FHLMC, 5.254%, (12-Month USD LIBOR +/- MBS Margin), 8/01/34	70,631	70,820
	FHLMC, 5.256%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	20,415	20,023
	FHLMC, 5.264%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/35	119,727	122,270
	FHLMC, 5.278%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	176,648	178,950
	FHLMC, 5.291%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	10,903	10,711
	FHLMC, 5.292%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/36	824,891	837,033
	FHLMC, 5.341%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	1,810	1,772
	FHLMC, 5.36%, (6-Month USD LIBOR +/- MBS Margin), 9/01/30	369	363
	FHLMC, 5.36%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	150,211	152,684
	FHLMC, 5.367%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	15,953	15,634
	FHLMC, 5.37%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	1,757	1,777
	FHLMC, 5.416%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	10,622	10,522
	FHLMC, 5.418%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	1,138	1,129
	FHLMC, 5.487%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	571	559
	FHLMC, 5.511%, (SOFR +/- MBS Margin), 12/25/30	1,421,727	1,385,814
	FHLMC, 5.541%, (SOFR +/- MBS Margin), 4/25/31	1,022,859	998,500
	FHLMC, 5.561%, (SOFR +/- MBS Margin), 1/25/29	808,220	794,752
	FHLMC, 5.59%, (12-Month USD LIBOR +/- MBS Margin), 1/01/42	44,916	45,586
	FHLMC, 5.593%, (12-Month USD LIBOR +/- MBS Margin), 10/01/36	7,913	7,880
	FHLMC, 5.596%, (SOFR +/- MBS Margin), 12/25/30	612,097	596,917
	FHLMC, 5.601%, (SOFR +/- MBS Margin), 1/25/29	2,646,174	2,605,685
	FHLMC, 5.616%, (SOFR +/- MBS Margin), 2/25/25	140,284	139,458
	FHLMC, 5.636%, (SOFR +/- MBS Margin), 3/25/25	300,213	298,403
	FHLMC, 5.646%, (SOFR +/- MBS Margin), 3/25/28	79,913	79,127
	FHLMC, 5.656%, (SOFR +/- MBS Margin), 5/25/25	95,173	94,582
	FHLMC, 5.666%, (SOFR +/- MBS Margin), 1/25/28	386,396	380,511
	FHLMC, 5.667%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	19,935	20,149
	FHLMC, 5.676%, (SOFR +/- MBS Margin), 12/25/24	161,401	161,189
	FHLMC, 5.681%, (SOFR +/- MBS Margin), 5/25/29	2,801,609	2,772,540
	FHLMC, 5.686%, (SOFR +/- MBS Margin), 12/25/30	1,101,770	1,084,312
	FHLMC, 5.701%, (SOFR +/- MBS Margin), 2/25/32	1,730,878	1,704,595
	FHLMC, 5.716%, (SOFR +/- MBS Margin), 8/25/27	677,814	670,018
	FHLMC, 5.716%, (SOFR +/- MBS Margin), 6/25/28	276,003	272,252
	FHLMC, 5.721%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	627	624
	FHLMC, 5.726%, (SOFR +/- MBS Margin), 11/25/24	11,601	11,558
	FHLMC, 5.726%, (SOFR +/- MBS Margin), 7/25/30	1,555,982	1,525,729
	FHLMC, 5.726%, (SOFR +/- MBS Margin), 8/25/30	352,236	347,100
	FHLMC, 5.726%, (SOFR +/- MBS Margin), 11/25/30	618,487	606,207
	FHLMC, 5.746%, (SOFR +/- MBS Margin), 9/25/30	1,266,055	1,249,772

8	Semiannual Report	franklintempleton.com

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
b	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
	FHLMC, 5.756%, (SOFR +/- MBS Margin), 9/25/24	$165,187	$164,699
	FHLMC, 5.756%, (SOFR +/- MBS Margin), 9/25/30	773,805	765,138
	FHLMC, 5.761%, (SOFR +/- MBS Margin), 4/25/32	2,471,414	2,441,513
	FHLMC, 5.766%, (SOFR +/- MBS Margin), 8/25/24	2,660	2,656
	FHLMC, 5.766%, (SOFR +/- MBS Margin), 11/25/27	136,054	134,832
	FHLMC, 5.776%, (SOFR +/- MBS Margin), 8/25/24	60,705	60,590
	FHLMC, 5.776%, (SOFR +/- MBS Margin), 8/25/30	1,236,423	1,221,314
	FHLMC, 5.786%, (SOFR +/- MBS Margin), 8/25/24	1,049,854	1,048,256
	FHLMC, 5.786%, (SOFR +/- MBS Margin), 6/25/27	503,413	503,705
	FHLMC, 5.786%, (SOFR +/- MBS Margin), 6/25/30	503,284	497,308
	FHLMC, 5.791%, (SOFR +/- MBS Margin), 6/25/32	3,000,000	2,969,310
	FHLMC, 5.796%, (SOFR +/- MBS Margin), 5/25/24	343,923	343,547
	FHLMC, 5.796%, (SOFR +/- MBS Margin), 3/25/27	16,846	16,750
	FHLMC, 5.796%, (SOFR +/- MBS Margin), 6/25/30	941,331	933,366
	FHLMC, 5.826%, (SOFR +/- MBS Margin), 8/25/25	116,528	116,228
	FHLMC, 5.851%, (SOFR +/- MBS Margin), 6/25/32	2,671,565	2,654,323
	FHLMC, 5.866%, (SOFR +/- MBS Margin), 6/25/26	503,573	501,070
	FHLMC, 5.866%, (SOFR +/- MBS Margin), 5/25/29	1,046,579	1,035,978
	FHLMC, 5.866%, (SOFR +/- MBS Margin), 6/25/30	1,814,776	1,799,382
	FHLMC, 5.878%, (SOFR +/- MBS Margin), 10/15/40	1,128,847	1,098,519
	FHLMC, 5.896%, (SOFR +/- MBS Margin), 5/25/30	1,290,476	1,284,468
	FHLMC, 5.906%, (SOFR +/- MBS Margin), 4/25/26	850,159	850,566
	FHLMC, 5.916%, (SOFR +/- MBS Margin), 2/25/26	1,494,481	1,494,132
	FHLMC, 5.916%, (SOFR +/- MBS Margin), 7/25/26	1,363,498	1,363,249
	FHLMC, 5.926%, (SOFR +/- MBS Margin), 1/25/26	532,179	530,997
	FHLMC, 5.926%, (SOFR +/- MBS Margin), 10/25/26	1,548,783	1,542,636
	FHLMC, 5.936%, (SOFR +/- MBS Margin), 12/25/29	1,616,459	1,597,784
	FHLMC, 5.937%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	25,389	25,966
	FHLMC, 5.946%, (SOFR +/- MBS Margin), 7/25/29	899,277	895,137
	FHLMC, 5.946%, (SOFR +/- MBS Margin), 8/25/29	1,298,934	1,292,274
	FHLMC, 5.946%, (SOFR +/- MBS Margin), 9/25/29	614,560	610,771
	FHLMC, 5.956%, (SOFR +/- MBS Margin), 3/25/29	1,843,377	1,832,771
	FHLMC, 5.966%, (SOFR +/- MBS Margin), 12/25/28	1,326,258	1,320,056
	FHLMC, 5.966%, (SOFR +/- MBS Margin), 2/25/29	504,352	502,615
	FHLMC, 5.966%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/36	21,502	21,955
	FHLMC, 5.975%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33	9,734	9,557
	FHLMC, 5.986%, (SOFR +/- MBS Margin), 11/25/28	522,601	521,307
	FHLMC, 6.126%, (SOFR +/- MBS Margin), 2/25/27	625,122	625,848
	FHLMC, 6.169%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	70,044	71,402
	FHLMC, 6.226%, (SOFR +/- MBS Margin), 3/25/30	1,118,000	1,116,152
	FHLMC, 6.25%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	5,012	4,953
	FHLMC, 6.35%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/30	2	2
	FHLMC, 7.379%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/24	85	84

			59,138,845

	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.3%
	FHLMC, 0.75%, 5/25/44	1,658,270	1,259,202
	FHLMC, 2.00%, 2/25/50	924,659	737,503
	FHLMC, 2.995%, 12/25/25	1,500,000	1,427,987
	FHLMC, 3.062%, 12/25/24	1,500,000	1,454,184
	FHLMC, 3.49%, 1/25/24	1,599,304	1,588,096
	FHLMC, 3.50%, 6/01/26	106,183	103,520
	FHLMC, 4.00%, 3/01/49	824,232	747,242

			7,317,734

b	Federal National Mortgage Association (FNMA) Adjustable Rate 8.5%
	FNMA, 3.426%, (6-Month USD LIBOR +/- MBS Margin), 9/01/33	507	495
	FNMA, 3.695%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	30,381	29,754

franklintempleton.com	Semiannual Report	9

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
b	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 3.749%, (12-Month USD LIBOR +/- MBS Margin), 12/01/33	$817	$800
	FNMA, 3.83%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	24,588	24,067
	FNMA, 3.845%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	246	242
	FNMA, 3.867%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	4,060	4,098
	FNMA, 3.878%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	17,053	17,133
	FNMA, 3.896%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	4,883	4,801
	FNMA, 3.90%, (12-Month USD LIBOR +/- MBS Margin), 11/01/34	3,594	3,597
	FNMA, 3.93%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	9,769	9,661
	FNMA, 3.931%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	13,062	13,156
	FNMA, 3.94%, (12-Month USD LIBOR +/- MBS Margin), 12/01/39	14,540	14,753
	FNMA, 3.952%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	4,126	4,073
	FNMA, 3.963%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	7,603	7,672
	FNMA, 3.97%, (12-Month USD LIBOR +/- MBS Margin), 1/01/33	10,755	10,569
	FNMA, 3.985%, (11th District COF +/- MBS Margin), 10/01/27	42	41
	FNMA, 4.00%, (12-Month USD LIBOR +/- MBS Margin), 10/01/33	17,253	16,996
	FNMA, 4.018%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	1,190	1,171
	FNMA, 4.025%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	19,310	18,985
	FNMA, 4.04%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	26,580	26,387
	FNMA, 4.124%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	3,375	3,362
	FNMA, 4.127%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/34	8,000	7,897
	FNMA, 4.171%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/33	46,729	45,979
	FNMA, 4.188%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	79,715	78,946
	FNMA, 4.19%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	4,821	4,730
	FNMA, 4.195%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	15,537	15,819
	FNMA, 4.234%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	24,277	23,939
	FNMA, 4.268%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	3,780	3,707
	FNMA, 4.28%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33	7,352	7,193
	FNMA, 4.288%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	3,047	3,005
	FNMA, 4.29%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	1,328	1,303
	FNMA, 4.317%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	31,809	32,478
	FNMA, 4.32%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	4,797	4,785
	FNMA, 4.32%, (12-Month USD LIBOR +/- MBS Margin), 1/01/41	104,003	105,917
	FNMA, 4.335%, (6-Month USD LIBOR +/- MBS Margin), 5/01/32	903	883
	FNMA, 4.353%, (11th District COF +/- MBS Margin), 8/01/28	11,121	10,959
	FNMA, 4.366%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	60,372	61,206
	FNMA, 4.374%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/25	591	587
	FNMA, 4.387%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	3,173	3,155
	FNMA, 4.419%, (6-Month USD LIBOR +/- MBS Margin), 1/01/25	219	217
	FNMA, 4.423%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	18,800	18,482
	FNMA, 4.424%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	9,401	9,333
	FNMA, 4.435%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	256	251
	FNMA, 4.438%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	2,114	2,082
	FNMA, 4.457%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	82,943	84,091
	FNMA, 4.474%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	1,208	1,235
	FNMA, 4.51%, (11th District COF +/- MBS Margin), 8/01/29	3,960	3,912
	FNMA, 4.52%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	13,696	13,460
	FNMA, 4.527%, (12-Month USD LIBOR +/- MBS Margin), 10/01/35	2,989	2,943
	FNMA, 4.541%, (12-Month USD LIBOR +/- MBS Margin), 3/01/34	55,109	54,467
	FNMA, 4.568%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	37,705	38,440
	FNMA, 4.586%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	14,737	14,893
	FNMA, 4.611%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/35	7,995	8,035
	FNMA, 4.626%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	3,524	3,491
	FNMA, 4.627%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/28	57	56
	FNMA, 4.641%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	232,791	234,171
	FNMA, 4.643%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	1,467	1,455
	FNMA, 4.661%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	50,640	51,353
	FNMA, 4.683%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	318	316

10	Semiannual Report	franklintempleton.com

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
b	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 4.694%, (6-Month USD LIBOR +/- MBS Margin), 8/01/33	$2,543	$2,542
	FNMA, 4.764%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/29	182	180
	FNMA, 4.775%, (6-Month USD LIBOR +/- MBS Margin), 6/01/34	60,233	60,083
	FNMA, 4.781%, (12-Month USD LIBOR +/- MBS Margin), 8/01/44	1,081,508	1,099,942
	FNMA, 4.796%, (12-Month USD LIBOR +/- MBS Margin), 7/01/36	24,913	24,520
	FNMA, 4.803%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	28,276	28,751
	FNMA, 4.813%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	8,427	8,642
	FNMA, 4.813%, (12-Month USD LIBOR +/- MBS Margin), 7/01/42	1,017,394	1,039,151
	FNMA, 4.834%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	94,595	93,077
	FNMA, 4.843%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	16,768	16,498
	FNMA, 4.861%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	29,308	30,000
	FNMA, 4.864%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/37	18,020	17,655
	FNMA, 4.888%, (12-Month USD LIBOR +/- MBS Margin), 10/01/40	241,712	247,461
	FNMA, 4.902%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40	152,900	151,414
	FNMA, 4.911%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	16,631	16,896
	FNMA, 4.979%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	259,856	264,898
	FNMA, 4.981%, (12-Month USD LIBOR +/- MBS Margin), 9/01/42	509,470	519,870
	FNMA, 4.997%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/37	18,769	19,096
	FNMA, 5.001%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	30,600	30,991
	FNMA, 5.005%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	6,063	5,951
	FNMA, 5.007%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/32	165	163
	FNMA, 5.019%, (12-Month USD LIBOR +/- MBS Margin), 3/01/42	165,949	167,653
	FNMA, 5.055%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38	653,393	665,571
	FNMA, 5.063%, (6-Month USD LIBOR +/- MBS Margin), 2/01/35	8,895	8,703
	FNMA, 5.08%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	8,543	8,423
	FNMA, 5.104%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/40	23,605	23,871
	FNMA, 5.105%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	66,663	67,909
	FNMA, 5.112%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/30	1,000	981
	FNMA, 5.126%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	29,073	28,647
	FNMA, 5.129%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	51,741	51,264
	FNMA, 5.14%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	51,466	52,401
	FNMA, 5.182%, (12-Month USD LIBOR +/- MBS Margin), 8/01/38	162,815	164,576
	FNMA, 5.194%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	2,647	2,583
	FNMA, 5.197%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	46,071	45,244
	FNMA, 5.253%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	442,018	449,374
	FNMA, 5.255%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/32	4,120	4,100
	FNMA, 5.283%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	12,610	12,990
	FNMA, 5.288%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	149,312	152,084
	FNMA, 5.30%, (6-Month USD LIBOR +/- MBS Margin), 12/01/24	30	30
	FNMA, 5.334%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	66,128	65,652
	FNMA, 5.348%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/35	17,439	17,393
	FNMA, 5.351%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	14,639	14,789
	FNMA, 5.361%, (12-Month USD LIBOR +/- MBS Margin), 11/01/35	103,689	104,971
	FNMA, 5.364%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/28	460	454
	FNMA, 5.382%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	70,157	69,678
	FNMA, 5.398%, (12-Month USD LIBOR +/- MBS Margin), 6/01/36	13,821	14,019
	FNMA, 5.415%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	19,201	19,524
	FNMA, 5.497%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	30,787	30,431
	FNMA, 5.498%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/39	2,423	2,412
	FNMA, 5.533%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	15,702	15,499
	FNMA, 5.604%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/38	2,967	2,941
	FNMA, 5.636%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	49,155	49,815
	FNMA, 5.664%, (12-Month USD LIBOR +/- MBS Margin), 5/01/37	86,745	86,243
	FNMA, 5.701%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34	24,397	24,135
	FNMA, 5.718%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	4,260	4,322
	FNMA, 5.779%, (SOFR +/- MBS Margin), 10/25/58	1,300,257	1,247,534
	FNMA, 5.794%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	452	448

franklintempleton.com	Semiannual Report	11

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
b	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 5.825%, (1 Year CMT +/- MBS Margin), 1/01/31	$14,136	$13,850
	FNMA, 5.829%, (SOFR +/- MBS Margin), 5/25/40	394,434	384,043
	FNMA, 5.829%, (SOFR +/- MBS Margin), 9/25/46	806,239	787,297
	FNMA, 5.829%, (SOFR +/- MBS Margin), 10/25/46	702,423	686,360
	FNMA, 5.83%, (1 Year CMT +/- MBS Margin), 6/01/40	23,319	23,461
	FNMA, 5.83%, (1 Year CMT +/- MBS Margin), 11/01/40	6,069	5,916
	FNMA, 5.846%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	6,253	6,230
	FNMA, 5.873%, (12-Month USD LIBOR +/- MBS Margin), 7/01/34	87	86
	FNMA, 5.879%, (SOFR +/- MBS Margin), 10/25/41	1,478,891	1,460,202
	FNMA, 5.879%, (SOFR +/- MBS Margin), 7/25/49	1,594,886	1,535,198
	FNMA, 5.89%, (12-Month USD LIBOR +/- MBS Margin), 9/01/40	36,949	37,972
	FNMA, 6.078%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	3,838	3,797
	FNMA, 6.094%, (1 Year CMT +/- MBS Margin), 11/01/35	10,358	10,048
	FNMA, 6.094%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	271	268
	FNMA, 6.119%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	36,714	36,274
	FNMA, 6.139%, (1 Year CMT +/- MBS Margin), 11/01/35	14,442	14,022
	FNMA, 6.216%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	15,932	15,767
	FNMA, 6.221%, (1 Year CMT +/- MBS Margin), 10/01/35	62,754	61,739
	FNMA, 6.23%, (12-Month USD LIBOR +/- MBS Margin), 8/01/35	2,869	2,832
	FNMA, 6.237%, (1 Year CMT +/- MBS Margin), 11/01/35	10,303	10,032
	FNMA, 6.272%, (1 Year CMT +/- MBS Margin), 11/01/35	8,314	8,084
	FNMA, 6.273%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	8,923	8,812
	FNMA, 6.30%, (1 Year CMT +/- MBS Margin), 11/01/35	86,140	84,871
	FNMA, 6.341%, (1 Year CMT +/- MBS Margin), 11/01/35	32,457	32,069
	FNMA, 6.358%, (1 Year CMT +/- MBS Margin), 11/01/35	16,726	16,532
	FNMA, 6.38%, (1 Year CMT +/- MBS Margin), 11/01/35	22,978	22,726
	FNMA, 6.382%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	2,076	2,113
	FNMA, 6.386%, (6-Month USD LIBOR +/- MBS Margin), 3/01/28	907	904
	FNMA, 6.39%, (1 Year CMT +/- MBS Margin), 11/01/35	16,050	15,881
	FNMA, 6.445%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	408	406
	FNMA, 6.464%, (1 Year CMT +/- MBS Margin), 11/01/35	70,730	69,788
	FNMA, 6.475%, (1 Year CMT +/- MBS Margin), 10/01/35	164,593	163,261
	FNMA, 6.543%, (6-Month USD LIBOR +/- MBS Margin), 3/01/36	1,603	1,623
	FNMA, 6.621%, (1 Year CMT +/- MBS Margin), 10/01/36	24,700	24,135
	FNMA, 6.653%, (1 Year CMT +/- MBS Margin), 9/01/36	17,435	17,304
	FNMA, 6.67%, (6-Month USD LIBOR +/- MBS Margin), 1/01/35	1,546	1,567
	FNMA, 6.675%, (1 Year CMT +/- MBS Margin), 5/01/36	29,754	29,807
	FNMA, 6.706%, (6-Month USD LIBOR +/- MBS Margin), 5/01/36	8,919	9,084
	FNMA, 6.736%, (6-Month USD LIBOR +/- MBS Margin), 2/01/36	178,436	179,760
	FNMA, 6.743%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/33	19,005	18,959
	FNMA, 6.791%, (6-Month USD LIBOR +/- MBS Margin), 9/01/27	888	885
	FNMA, 6.861%, (6-Month USD LIBOR +/- MBS Margin), 3/01/34	3,755	3,824
	FNMA, 6.862%, (6-Month USD LIBOR +/- MBS Margin), 3/01/35	37,756	38,421
	FNMA, 6.865%, (6-Month USD LIBOR +/- MBS Margin), 6/01/35	5,609	5,700
	FNMA, 6.925%, (6-Month USD LIBOR +/- MBS Margin), 5/01/33	5,387	5,394
	FNMA, 6.925%, (6-Month USD LIBOR +/- MBS Margin), 5/01/35	895	902
	FNMA, 6.988%, (6-Month USD LIBOR +/- MBS Margin), 7/01/35	3,979	4,024
	FNMA, 7.091%, (6-Month USD LIBOR +/- MBS Margin), 2/01/33	48,473	49,153

			14,432,812

	Federal National Mortgage Association (FNMA) Fixed Rate 19.9%
	FNMA, 0.785%, 7/25/30	2,609,318	2,333,630
	FNMA, 1.75%, 1/25/43	980,366	808,393
	FNMA, 3.00%, 10/25/45	990,177	908,080
	FNMA, 3.50%, 9/01/25	11,189	10,961
	FNMA, 3.50%, 10/01/25	109,494	107,261
	FNMA, 3.50%, 3/01/26	101,931	99,595
	FNMA, 3.50%, 8/01/26	23,077	22,454

12	Semiannual Report	franklintempleton.com

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
	Federal National Mortgage Association (FNMA) Fixed Rate (continued)
	FNMA, 3.50%, 8/01/26	$11,213	$10,909
	FNMA, 3.50%, 10/01/26	1,138	1,107
	FNMA, 3.50%, 10/01/26	710	690
	FNMA, 3.50%, 10/01/26	3,517	3,424
	FNMA, 3.50%, 1/01/27	2,709	2,628
	FNMA, 3.50%, 1/01/27	5,693	5,530
	FNMA, 3.50%, 1/01/27	130,927	127,850
	FNMA, 3.50%, 4/01/27	40,313	39,146
	FNMA, 3.50%, 7/01/27	148,114	144,336
	FNMA, 3.50%, 5/01/31	40,848	39,779
	FNMA, 5.50%, 3/01/53	9,529,452	9,217,214
c	FNMA, 5.50%, 10/15/53	5,957,000	5,757,115
	FNMA, 6.00%, 7/01/53	1,855,673	1,832,822
	FNMA, 6.00%, 8/01/53	1,720,061	1,698,880
	FNMA, 6.00%, 9/01/53	8,837,416	8,728,590
c	FNMA, 6.00%, 10/15/53	2,000,000	1,973,906

			33,874,300

b	Government National Mortgage Association (GNMA) Adjustable Rate 2.3%
	GNMA, 5.739%, (SOFR +/- MBS Margin), 4/20/37	1,258,227	1,229,639
	GNMA, 5.769%, (SOFR +/- MBS Margin), 6/20/41	1,709,601	1,675,013
	GNMA, 6.045%, (SOFR +/- MBS Margin), 1/16/40	963,807	955,773

			3,860,425

	Government National Mortgage Association (GNMA) Fixed Rate 0.1%
	GNMA, 2.50%, 9/20/27	116,901	115,835

	Total Mortgage-Backed Securities (Cost $122,543,372)		118,739,951

	Total Investments before Short Term Investments (Cost $179,061,396)		174,172,133

		Shares
	Short Term Investments (Cost $2,286,349) 1.3%
	Money Market Funds 1.3%
d,e	Institutional Fiduciary Trust Money Market Portfolio, 5.02%	2,286,349	2,286,349

	Total Investments (Cost $181,347,745) 103.9%		176,458,482
	Other Assets, less Liabilities (3.9)%		(6,697,884)

	Net Assets 100.0%		$169,760,598

aThe coupon rate shown represents the value inclusive of any caps or floors, if applicable, in effect at period end.

bAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans pool in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).

cSecurity purchased on a to-be-announced (TBA) basis. See Note 1(b).

dThe rate shown is the annualized seven-day effective yield at period end.

eSee Note 3(c) regarding investments in affiliated management investment companies.

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FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Value*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts
U.S. Treasury 2 Yr. Note	Long	189	$38,312,367	12/29/23	$(91,236)
U.S. Treasury 5 Yr. Note	Long	7	737,516	12/29/23	(5,119)
U.S. Treasury 10 Yr. Note	Short	84	9,077,250	12/19/23	168,537
U.S. Treasury 10 Yr. Ultra	Short	10	1,115,625	12/19/23	33,423
U.S. Treasury Long Bond	Short	19	2,161,844	12/19/23	120,058

Total Futures Contracts					$225,663

*As of period end.

See Note 7 regarding other derivative information.

See abbreviations on page 24.

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FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

September 30, 2023 (unaudited)

Franklin Short Duration U.S. Government ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$179,061,396
Cost – Non-controlled affiliates (Note 3c)	2,286,349

Value – Unaffiliated issuers	$174,172,133
Value – Non-controlled affiliates (Note 3c)	2,286,349
Receivables:
Investment securities sold	144,293
Interest	768,676
Deposits with broker for:
Futures contracts	293,030

Total assets	177,664,481

Liabilities:
Payables:
Investment securities purchased	7,857,330
Management fees	42,092
Variation margin on futures contracts	4,461

Total liabilities	7,903,883

Net assets, at value	$169,760,598

Net assets consist of:
Paid-in capital	$200,473,390
Total distributable earnings (loss)	(30,712,792)

Net assets, at value	$169,760,598

Shares outstanding	1,901,000

Net asset value per share	$89.30

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	15

FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended September 30, 2023 (unaudited)

Franklin Short Duration U.S. Government ETF

Investment income:
Dividends:
Non-controlled affiliates (Note 3c)	$118,300
Interest:
Unaffiliated issuers:
Paydown gain (loss)	(231,502)
Paid in cash[a]	3,894,534

Total investment income	3,781,332

Expenses:
Management fees (Note 3a)	227,340

Total expenses	227,340

Expense reductions (Note 4)	(9,161)

Net expenses	218,179

Net investment income	3,563,153

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(1,522,977)
Futures contracts	(299,241)

Net realized gain (loss)	(1,822,218)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(648,118)
Futures contracts	358,222

Net change in unrealized appreciation (depreciation)	(289,896)

Net realized and unrealized gain (loss)	(2,112,114)

Net increase (decrease) in net assets resulting from operations	$1,451,039

aIncludes amortization of premium and accretion.

16	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Short Duration U.S. Government ETF

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$3,563,153	$4,789,707
Net realized gain (loss)	(1,822,218)	(9,115,868)
Net change in unrealized appreciation (depreciation)	(289,896)	3,055,037

Net increase (decrease) in net assets resulting from operations	1,451,039	(1,271,124)

Distributions to shareholders (Note 1f)	(3,822,477)	(5,203,276)

Capital share transactions (Note 2)	(31,479,937)	(149,479,794)

Net increase (decrease) in net assets	(33,851,375)	(155,954,194)
Net assets:
Beginning of period	203,611,973	359,566,167

End of period	$169,760,598	$203,611,973

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	17

FRANKLIN ETF TRUST

FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Short Duration U.S. Government ETF (Fund) and follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Purchased on a TBA Basis

The Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable in the Statement of Assets and Liabilities.

See Note 7 regarding other derivative information.

d. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage-backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded separately in the Statement of Operations. Dividend income is recorded on ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation principal adjustments in the Statement of Operations.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

1. Organization and Significant Accounting Policies (continued)

h. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund.

Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Fund are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund’s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed for cash and/or in-kind. For the period ended September 30, 2023 and the year ended March 31, 2023, all Creations Unit transactions were made in cash.

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount
Shares sold	50,000	$4,461,406	325,000	$29,461,533
Shares redeemed	(400,000)	(35,941,343)	(1,975,000)	(178,941,327)

Net increase (decrease)	(350,000)	$(31,479,937)	(1,650,000)	$(149,479,794)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter

20	Semiannual Report	franklintempleton.com

FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

a. Management Fees

The Fund pays Advisers a unified management fee for managing the Fund’s assets, as approved by the Board. Pursuant to the investment management agreement with the Trust on behalf of the Fund effective October 1, 2021, Advisers reimburses the Fund for all acquired fund fees and expenses (such as those associated with the Fund’s investment in a Franklin Templeton money fund) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Fund pays 0.25% per year of the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended September 30, 2023, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 5.02%	$8,118,307	$58,452,872	$(64,284,830)	$—	$—	$2,286,349	2,286,349	$118,300

d. Other Affiliated Transactions

At September 30, 2023, Franklin Resources Inc. owned 0.1% of the Fund’s outstanding shares.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period September, 2023, the custodian fees were reduced as noted in the Statement of Operations.

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2023, the capital loss carryforwards were as follows:

Capital loss carryforwards:
Short term	$14,565,669
Long term	9,919,716

Total capital loss carryforwards	$24,485,385

At September 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$181,599,241

Unrealized appreciation	$1,035
Unrealized depreciation	(4,915,720)

Net unrealized appreciation (depreciation)	$(4,914,685)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and bond discounts and premiums.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2023, aggregated $108,741,020 and $143,624,450, respectively.

7. Other Derivative Information

At September 30, 2023, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Variation margin	$322,018	[a]	Variation margin	$96,355	[a]

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended September 30, 2023, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Net Realized Gain (Loss) for the Period	Statement of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Futures contracts	$(299,241)	Futures contracts	$358,222

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

For the period ended September 30, 2023, the average month end notional amount of futures contracts represented $51,855,602.

See Note 1(c) regarding derivative financial instruments.

8. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of September 30, 2023, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
U.S. Government and Agency Securities	$—	$55,432,182	$—	$55,432,182
Mortgage-Backed Securities	—	118,739,951	—	118,739,951
Short Term Investments	2,286,349	—	—	2,286,349

Total Investments in Securities	$2,286,349	$174,172,133	$—	$176,458,482

Other Financial Instruments:
Futures Contracts	$322,018	$—	$—	$322,018

Liabilities:
Other Financial Instruments:
Futures Contracts	$96,355	$—	$—	$96,355

9. New Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

franklintempleton.com	Semiannual Report	23

FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
CMT	Constant Maturity Treasury Index
COF	Cost of Funds
FRN	Floating Rate Note
LIBOR	London Interbank Offered Rate
MBS	Mortgage-Backed Security
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

24	Semiannual Report	franklintempleton.com

FRANKLIN ETF TRUST

FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN ETF TRUST

Franklin Short Duration U.S. Government ETF

(Fund)

At a meeting held on May 11, 2023 (Meeting), the Board of Trustees (Board) of Franklin ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.

In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, subsequently, requested additional information from management that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged management’s continued development of strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and continuing geopolitical concerns.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton (FT) family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement and investments to promote alternative investing.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board reviewed and considered the performance results of the Fund for various time periods ended February 28, 2023. The Board considered the performance returns for the Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description

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of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with management about the performance of the Fund to date, particularly as compared to peers, the importance of performance to asset growth and growth of market share, and the performance of the Fund in periods of volatility. In addition, the Board acknowledged information provided regarding management’s strategy behind the overall product line up, the sources of asset growth, the nature of management’s research, potential use of innovative data and technology, and investments in marketing and distribution. Finally, the Board noted management’s high level of client engagement and the strength of its compliance program. A summary of the Fund’s performance results is below.

The Performance Universe for the Fund included the Fund and all retail and institutional short US government funds and exchange-traded funds. The Fund commenced operations on November 4, 2013, and thus has been in operation for less than ten years. The Board noted that the Fund’s annualized total return for the one- and three-year periods were above the median of its Performance Universe and for the five-year period was below the median of its Performance Universe. The Board discussed with management the small size of the Fund’s Performance Group, which included only the Fund and one other short US government fund, and that therefore no quintile information was provided for the Fund. The Board concluded that the Fund’s performance was satisfactory.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s actual total expense ratio, noting that the Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by

Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, six ultra-short obligation funds, eight short investment-grade debt funds, and one short-intermediate investment-grade debt fund. The Board noted that the Management Rate and the actual total expense ratio for the Fund were below the medians of its Expense Group. The Board further noted that the Fund has implemented a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement the Manager reimburses the Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) future Rule 12b-1 fees (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2022, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may

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not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that the Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that the Fund will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board also considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that, as of December 31, 2022, the Fund’s net assets were approximately $206 million. The Board recognized that there would not likely be any economies of scale until the Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

Liquidity Risk Management Program

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio

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investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Trust, on behalf of the Fund, files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Franklin Short Duration U.S. Government ETF

Investment Manager	Distributor	Investor Services
Franklin Advisers, Inc.	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent BNY Mellon (855) 231-1706 111 Sanders Creek Parkway East Syracuse, NY 13057
© 2023 Franklin Templeton Investments. All rights reserved.		FTSD S 11/23

(b)	Not applicable.

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Rohit Baghat and Deborah D. McWhinney. They are “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services.

Not Applicable.

Item 5.	Audit Committee of Listed Registrants.

a) The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Rohit Bhagat

Deborah D. McWhinney

Anantha K. Pradeep

b) Not applicable.

Item 6.	Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON TRUST

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date: 11/28/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date: 11/28/2023

By	/s/ Vivek Pai
Vivek Pai
Chief Financial Officer and Chief Accounting Officer
Date: 11/28/2023